Document and Entity Information Document	Nov. 01, 2019
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	ANSYS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20853
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive,
Entity Address, City or Town	Canonsburg,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	844
Local Phone Number	462-6797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001013462
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (the “Amendment”) amends the Form 8-K (the “Initial 8-K”) filed on November 6, 2019 by ANSYS, Inc. (the “Company”) upon acquisition of Livermore Software Technology, LLC (“LST”). This Amendment is filed for the purpose of filing an audited statement of assets acquired and liabilities assumed on the basis of the allocation of purchase price, which has been permitted by the Securities and Exchange Commission in lieu of the financial statements and pro forma financial information required under Item 9.01(a) and 9.01(b) of Form 8-K. The financial statements and information filed within this Form 8-K/A should be read in conjunction with the Initial Form 8-K. No other changes have been made to the Initial Form 8-K.
The Nasdaq Global Select Market
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ